Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,870,946.52

Principal:
Principal Collections	$19,376,031.56
Prepayments in Full	$10,571,040.21
Liquidation Proceeds	$87,739.91
Recoveries	$30,092.49
Sub Total	$30,064,904.17
Collections	$31,935,850.69

Purchase Amounts:
Purchase Amounts Related to Principal	$81,463.07
Purchase Amounts Related to Interest	$304.60
Sub Total	$81,767.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,017,618.36

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,017,618.36
Servicing Fee	$718,033.96	$718,033.96	$0.00	$0.00	$31,299,584.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,299,584.40
Interest - Class A-2 Notes	$155,432.87	$155,432.87	$0.00	$0.00	$31,144,151.53
Interest - Class A-3 Notes	$388,526.50	$388,526.50	$0.00	$0.00	$30,755,625.03
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$30,632,073.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,632,073.03
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$30,581,840.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,581,840.03
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$30,544,354.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,544,354.36
Regular Principal Payment	$31,352,786.21	$30,544,354.36	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$32,017,618.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,544,354.36
Total					$30,544,354.36
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,544,354.36	$84.51	$155,432.87	$0.43	$30,699,787.23	$84.94
Class A-3 Notes	$0.00	$0.00	$388,526.50	$1.08	$388,526.50	$1.08
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$30,544,354.36	$29.02	$755,230.04	$0.72	$31,299,584.40	$29.74

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$255,506,094.94	0.7069506	$224,961,740.58	0.6224385
Class A-3 Notes	$361,420,000.00	1.0000000	$361,420,000.00	1.0000000
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$764,546,094.94	0.7263061	$734,001,740.58	0.6972895

Pool Information
Weighted Average APR	2.541%	2.539%
Weighted Average Remaining Term	50.13	49.27
Number of Receivables Outstanding	29,664	28,972
Pool Balance	$861,640,746.62	$831,258,235.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$791,768,909.84	$764,083,722.41
Pool Factor	0.7517440	0.7252366

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$67,174,513.32
Targeted Overcollateralization Amount	$98,064,927.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$97,256,495.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		37	$266,236.14
(Recoveries)		4	$30,092.49
Net Loss for Current Collection Period			$236,143.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3289%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1902%
Second Prior Collection Period			0.2544%
Prior Collection Period			0.2351%
Current Collection Period			0.3348%
Four Month Average (Current and Prior Three Collection Periods)			0.2536%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		298	$993,090.23
(Cumulative Recoveries)			$36,504.54
Cumulative Net Loss for All Collection Periods			$956,585.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0835%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,332.52
Average Net Loss for Receivables that have experienced a Realized Loss			$3,210.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	157	$4,858,202.64
61-90 Days Delinquent	0.06%	16	$461,429.63
91-120 Days Delinquent	0.02%	5	$133,706.46
Over 120 Days Delinquent	0.01%	2	$66,356.02
Total Delinquent Receivables	0.66%	180	$5,519,694.75

Repossession Inventory:
Repossessed in the Current Collection Period		11	$472,985.43
Total Repossessed Inventory		15	$623,463.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0922%
Prior Collection Period			0.1045%
Current Collection Period			0.0794%
Three Month Average			0.0920%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0796%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	9

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$2,100,765.56
2 Months Extended	66	$2,220,970.09
3+ Months Extended	4	$152,704.95

Total Receivables Extended	131	$4,474,440.60
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger /s/ Ryan M. Hershberger
Assistant Treasurer